Revenue and Other Income (Tables)	12 Months Ended
Jun. 30, 2025
Revenue and Other Income [Abstract]
Schedule of Revenue and Other Income
		30 June 2025	30 June 2024	30 June 2023
	Notes	A$	A$	A$
Revenue
Revenue from Operating Activities
Revenue from contracts with customers at a point in time		7,287,002	4,902,865	1,804,705
Total Revenue from Operating Activities		7,287,002	4,902,865	1,804,705

Grant Income
Australian R&D tax incentive refund		1,110,577	764,981	392,877
MTEC R&D grant		146,252	2,599,458	2,158,936
HJF R&D grant		124,164	-	-
EMDG grant		-	28,000	28,000
Other income		30,512	15,760	11,685
Total Grant Income		1,411,505	3,408,199	2,591,498

Other Gains/(Losses) – Net
Fair value losses to financial assets	8 (c)(ii)	-	(557,676)	(523,666)
Net foreign exchange gains/(losses)		12,183	(27,603)	363,724
Movement in inventory provision		-	-	430,932